Fair Values for Pension Plans By Asset Category (Detail) (Pension, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	$ 18,282	$ 24,110	$ 25,814
Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,618	1,215
Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,944	6,829
US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,589	1,796
Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,456	2,140
International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	601	1,163
Other Fixed Income Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	210	359
Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,018	2,158
Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,039	6,109
Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,807	2,341
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,355	8,350
Level 1 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,586	1,184
Level 1 | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,469	5,704
Level 1 | US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,125	1,239
Level 1 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	35	65
Level 1 | International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	140	158
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,116	6,696
Level 2 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	32	31
Level 2 | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	475	1,125
Level 2 | US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	464	557
Level 2 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,225	1,886
Level 2 | International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	461	1,005
Level 2 | Other Fixed Income Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	210	359
Level 2 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category		54
Level 2 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,249	1,679
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	7,811	9,064
Level 3 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	196	189
Level 3 | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,018	2,158
Level 3 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,039	6,055
Level 3 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	$ 558	$ 662